AQUARIUS INTERNATIONAL FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 92.1%
Advertising — 0.1%
Dentsu, Inc.	1,800	$58,188
Publicis Groupe SA	2,188	98,596
WPP, PLC	3,536	34,072
		190,856
Aerospace/Defense — 0.1%
Airbus Group SE*	1,204	125,875
MTU Aero Engines AG, ADR	562	67,092
Safran SA*	649	94,607
Thales SA	486	44,541
		332,115
Agriculture — 0.4%
British American Tabacco, PLC, SP ADR	6,138	216,733
Imperial Brands, PLC, SP ADR	3,146	57,855
Japan Tobacco, Inc.	4,730	95,746
Origin Enterprises, PLC	147,132	628,938
Swedish Match AB	498	40,289
		1,039,561
Airlines — 1.1%
Ryanair Holding, PLC, SP ADR*	31,113	3,228,596
Apparel — 2.1%
adidas AG*	3,886	1,240,190
Adidas AG, SP ADR	1,152	184,435
Gildan Activewear, Inc.*	5,757	150,430
Hermes International	80	77,836
Kering SA	139	100,354
LVMH Moet Hennessy Louis Vuitton SE	6,182	3,550,908
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	230,840
NIKE, Inc., Class B	6,384	859,925
Shenzhou International Group Holdings, Ltd.	4,000	67,230
		6,462,148
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG, SP ADR	3,309	95,928
BYD Co., Ltd.	1,500	34,379
Cummins, Inc.	2,495	576,769
Daimler AG	3,623	242,564
Ferrari NV	141	29,875
Ferrari NV	642	135,533
Geely Automobile Holdings, Ltd.	6,982	19,315
Geely Automobile Holdings, Ltd., ADR	883	48,803
Hyundai Motor Co.	353	57,997
Kia Motors Corp.	8,101	423,717
NIO, Inc., ADR*	2,072	104,698
Nissan Motor Co., Ltd.	10,100	47,803
Peugeot SA*	2,962	69,492
Tata Motors, Ltd., SP ADR*	32,755	391,095
Toyota Motor Corp.	600	40,494
Toyota Motor Corp., SP ADR	1,862	250,365
Volkswagen AG, ADR	5,060	93,914
Volvo AB, Class B*	3,636	82,816
		2,745,557
Auto Parts & Equipment — 0.3%
Continental AG	442	59,825
Fuyao Glass Industrials Group, Ltd. (a)	142,800	682,707
Magna International, Inc.	3,010	184,874
Michelin	463	57,592
		984,998
Banks — 6.0%
Australia & New Zealand Banking Group, Ltd.	5,980	98,915
Banco Santander SA	37,238	107,994
Bangkok Bank	251,800	1,036,199
Bank Central Asia Tbk PT	241,417	530,235
Bank Leumi Le Israel	340,938	1,914,394
Bank Montreal	867	63,048
Bank of Ireland Group, PLC*	460,104	1,441,551
Bank of Nova Scotia, (The)	1,749	85,281
Bank Rakyat Indonesia Persero Tbk PT, ADR	2,219	31,909
Bankia SA	40,101	68,972
Barclays PLC	126,063	223,732
Bendigo & Adelaide Bank, Ltd.	12,614	82,125
BNP Paribas SA*	2,636	134,175
BOC Hong Kong Holdings, Ltd.	28,000	91,122
CaixaBank SA	38,503	98,497
Canadian Imperial Bank of Commerce	573	48,247
China Construction Bank Corp.	106,000	82,864
China Merchants Bank Co., Ltd., ADR	554	17,390
China Merchants Bank Co., Ltd.	84,836	537,714
Commercial International Bank Egypt SAE, ADR	4,572	17,785
Commercial International Bank Egypt SAE	48,225	189,764
Commerzbank AG*	18,102	111,734
Commonwealth Bank Of Australia	4,044	234,514
Concordia Financial Group, Ltd.	11,723	41,405
Credit Suisse Group AG*	13,720	173,783
Dah Sing Financial Holdings, Ltd.	210,000	617,894
DBS Group Holdings, Ltd.	72,900	1,359,993
DBS Group Holdings, Ltd., SP ADR	1,611	120,438
Deutsche Bank AG*	8,776	97,589
DNB ASA*	12,189	219,783
FinecoBank Banca Fineco SpA*	5,751	90,795
FirstRand, Ltd.	13,495	39,579
Fukuoka Financial Group, Inc.	3,000	53,042
Grupo Aval Acciones y Valores SA, ADR	8,589	48,700
Grupo Financiero Banorte SAB de CV	58,246	290,016
Hang Seng Bank, Ltd.	4,400	76,499
HDFC Bank, Ltd.	103,213	1,993,362
HDFC Bank, Ltd., ADR	15,129	1,043,901
HSBC Holdings, PLC, SP ADR*	9,910	256,570
ICICI Bank, Ltd., SP ADR*	62,462	803,261
ING Groep NV	7,103	69,089
Macquarie Group, Ltd.	749	76,168
Mediobanca Banca di Credito Finanziario SpA	3,974	35,651
Mitsubishi UFJ Financial Group Inc., SP ADR	53,334	228,803
National Australia Bank, Ltd.	7,689	127,915
National Australia Bank, Ltd., SP ADR	11,208	93,587
Nedbank Group, Ltd., SP ADR	2,666	20,955
Nordea Bank Abp*	93	788
Nordea Bank Abp*	11,504	98,318
OTP Bank, PLC*	9,446	375,943
Oversea-Chinese Bank Corp., Ltd.	9,000	67,100
Royal Bank Canada	3,116	255,450
Sberbank Russia, SP ADR	52,165	695,359
Shinhan Financial Group Co., Ltd., SP ADR	9,162	273,028
Societe Generale SA*	2,392	47,428
Standard Bank Group, Ltd.	9,099	71,111
Sumitomo Mitsui Financial Group Inc., SP ADR	56,610	326,640
Toronto-Dominion Bank, (The)	3,414	183,434
UBS Group AG*	13,717	194,564
United Overseas Bank, Ltd.	6,000	99,795
Woori Financial Group, Inc., SP ADR	4,696	126,980
		18,042,877
Beverages — 5.2%
Anheuser-Busch InBev SA NV, SP ADR	2,087	139,161
Asahi Group Holdings Ltd.	1,700	65,323
Carlsberg A/S, Class B	499	74,326
China Resources Beer Holdings Co. Ltd.	10,000	73,524
Coca-Cola Amatil, Ltd.	543,299	5,031,082
Coca-Cola European Partners, PLC	476	21,268
Diageo, PLC	127,558	4,910,493
Diageo, PLC, SP ADR	2,046	317,028
Fomento Economico Mexicano SAB de CV, SP ADR	461	33,261
Heineken NV	592	62,510
Kirin Holdings Co., Ltd.	2,000	43,425
Kweichow Moutai Co., Ltd., Class A	2,365	615,061
Pernod Ricard SA	300	57,325
Suntory Beverage & Food Ltd.	800	29,215
Thai Beverage, PCL	5,886,900	3,240,541
Wuliangye Yibin Co., Ltd., Class A	22,399	863,872
		15,577,415
Biotechnology — 0.3%
BeiGene Ltd., ADR*	238	60,854
CSL Ltd., SP ADR	1,030	113,558
CSL, Ltd.	628	137,523
Genmab A/S, SP ADR*	2,330	89,961
Genmab A/S*	184	70,761
Innovent Biologics, Inc. (a)*	36,112	237,186
Zai Lab Ltd., ADR*	2,482	274,956
		984,799
Building Materials — 1.8%
Anhui Conch Cement Co., Ltd., ADR	455	14,492
Anhui Conch Cement Co., Ltd.	3,500	22,372
Cemex SAB de CV, SP ADR	69,925	321,655
China Resources Cement Holdings, Ltd.	252,779	313,933
CRH, PLC	60,005	2,360,181
CRH, PLC, SP ADR	3,605	141,496
Daikin Industries, Ltd., ADR	1,490	33,681
Daikin Industries, Ltd.	249	56,396
Geberit AG	90	54,171
James Hardie Industries PLC*	2,896	83,791
LafargeHolcim, Ltd.*	2,013	105,656
Semen Indonesia Persero Tbk PT, ADR	2,421	39,922
Sika AG	6,651	1,692,319
TOTO, Ltd.	365	20,641
		5,260,706
Chemicals — 3.0%
Air Liquide SA	18,775	3,068,211
Air Liquide SA, ADR	1,771	58,177
Akzo Nobel NV, ADR	2,496	88,234
Asahi Kasei Corp.	6,000	54,855
Asian Paints Ltd.	14,003	417,051
BASF SE, SP ADR	9,844	180,096
Covestro AG (a)	1,716	95,483
Croda International PLC	19,482	1,534,100
Fuchs Petrolub SE	26,345	1,197,192
Givaudan SA, ADR	600	48,888
Givaudan SA	27	110,604
ICL Group, Ltd.	12,592	59,182
Johnson Matthey, PLC	1,377	40,576
Kansai Paint Co., Ltd.	1,360	41,041
Koninklijke DSM NV	561	91,604
LANXESS AG	1,023	71,171
LG Chem, Ltd.	1,017	738,954
Mitsui Chemicals, Inc.	22	615
Nippon Paint Holdings Co., Ltd.	722	92,508
Novozymes A/S, ADR	920	52,523
Novozymes A/S, Class B	8,322	475,306
Shin Etsu Chemical Co., Ltd., ADR	2,744	112,614
Shin-Etsu Chemical Co., Ltd.	654	107,142
Solvay SA	373	42,606
Sumitomo Chemical Co., Ltd.	13,000	45,927
Symrise AG	500	62,669
Umicore SA, ADR	3,052	34,091
		8,921,420
Coal — 0.0%
China Shenhua Energy Co. Ltd.	30,000	57,860
Commercial Services — 3.9%
Adecco Group AG	374	22,609
Adyen NV (a)*	850	1,623,627
ALD SA (a)	54,903	702,508
Amadeus IT Group SA, ADR	1,437	98,779
Amadeus IT Holdings SA	10,382	713,911
Ashtead Group, PLC	2,764	116,665
Atlantia SpA	2,018	36,962
Bidvest Group, Ltd., (The)	3,146	32,981
Bureau Veritas SA*	1,739	44,984
China Merchants Port Holdings Co., Ltd.	60,000	71,123
Edenred	1,223	69,888
Experian, PLC	2,543	90,098
IHS Markit, Ltd.	10,130	1,007,530
Intertek Group, PLC	34,014	2,492,383
Localiza Rent a Car SA*	33,678	422,374
Localiza Rent a Car SA, SP ADR*	4,006	51,637
New Oriental Education & Tech Group, Inc., SP ADR*	662	109,131
Offcn Education Technology Co., Ltd.,Class A	63,433	347,968
Recruit Holdings Co., Ltd.	3,292	138,004
RELX, PLC	95,445	2,208,714
Rentokil Initial PLC*	7,414	49,087
Secom Co., Ltd.	358	35,726
SGS SA	401	1,145,127
TAL Education Group, ADR*	1,488	104,249
Transurban Group	6,366	65,689
Worldline SA (France) (a)*	573	53,053
		11,854,807
Computers — 1.4%
CGI, Inc.*	279	20,590
CyberArk Software Ltd.*	576	66,165
EPAM Systems, Inc.*	1,975	636,602
Fujitsu Ltd.	422	58,379
Globant S.A.*	147	27,736
Infosys Ltd., SP ADR	12,897	196,292
Logitech International SA	536	48,401
Nomura Research Institute Ltd.	52,200	1,765,115
Obic Co., Ltd.	400	89,944
Sangfor Technologies, Inc.	8,618	264,087
Tata Consultancy Services, Ltd.	20,654	742,157
Teleperformance	266	88,458
Wipro Ltd., ADR	38,844	200,047
		4,203,973
Cosmetics/Personal Care — 2.2%
Essity AB, Class B	3,135	99,627
Kao Corp.	1,250	93,694
Kose Corp.	300	45,761
LG Household & Health Care, Ltd.	452	617,854
Lion Corp.	2,631	62,346
L'Oreal SA	2,708	996,802
L'Oreal SA, ADR	3,400	248,574
Natura & Co. Holding SA, ADR*	5,256	98,550
Shiseido Co., Ltd.	1,100	77,621
Unicharm Corp.	1,087	52,800
Unilever PLC, SP ADR	4,479	273,488
Unilever PLC-CVA*	65,322	3,959,853
		6,626,970
Distribution/Wholesale — 1.1%
Bunzl, PLC	100,920	3,143,319
ITOCHU Corp.	3,700	97,640
ITOCHU Corp., ADR	426	22,766
Jardine Cycle & Carriage Ltd.	4,000	57,531
Mitsui & Co., Ltd.	3,159	53,675
		3,374,931
Diversified Financial Services — 2.6%
ASX, Ltd.	1,017	57,515
B3 SA - Brasil Bolsa Balcao	64,273	673,395
Bajaj Finance Ltd.	4,527	298,361
China International Capital Corp. Ltd. (a)*	105,739	246,361
Deutsche Boerse AG	8,899	1,482,322
Deutsche Boerse AG, ADR	2,810	46,674
East Money Information Co., Ltd., Class A	137,000	571,906
Guotai Junan Securities Co., Ltd. (a)	33,000	48,441
Hong Kong Exchange & Clearing, Ltd.	16,203	804,753
Japan Exchange Group, Inc., ADR	62,500	1,546,224
KB Financial Group, Inc.	11,448	473,262
KB Financial Group, Inc., ADR	6,431	267,465
London Stock Exchange Group PLC, ADR	2,464	67,144
London Stock Exchange Group, PLC	791	85,311
Nomura Holdings, Inc.	14,100	70,738
Pagseguro Digital, Ltd., Class A*	7,325	346,912
Rathbone Brothers, PLC	23,415	457,448
Sanlam Ltd., SP ADR	5,156	36,865
SBI Holdings Inc. (Japan)	2,600	70,141
Singapore Exchange, Ltd.	6,000	39,562
St James's Place, PLC	5,807	77,795
Standard Life Aberdeen PLC	15,283	54,494
		7,823,089
Electric — 0.4%
Chugoku Electric Power Co. Inc., (The)	2,300	29,194
E.ON SE	4,210	45,554
Enel SpA	14,744	147,924
Engie SA, SP ADR	8,968	131,561
Fortis, Inc.	2,870	115,575
Iberdrola SA	8,686	119,239
Iberdrola SA, SP ADR	1,618	88,424
National Grid PLC	2,867	32,106
National Grid, PLC, SP ADR	2,605	147,651
Orsted A/S (a)	381	68,552
Power Assets Holdings, Ltd.	9,500	49,836
RWE AG	1,019	42,148
SSE PLC, ADR	5,415	97,091
Terna Rete Elettrica Nazionale SpA	6,010	45,143
		1,159,998
Electrical Components & Equipment — 0.7%
Contemporary Amperex Technology Co., Ltd., Class A	10,000	364,527
Legrand SA	18,483	1,565,146
Schneider Electric SE	698	97,249
Schneider Electric SE, ADR	4,025	111,815
		2,138,737
Electronics — 1.7%
ABB Ltd.	4,533	119,888
Assa Abloy AB, Class B	105,386	2,521,765
Halma, PLC	48,072	1,414,500
Hirose Electric Co., Ltd.	427	60,233
Hon Hai Precision	56,353	162,683
Hoya Corp.	670	89,102
Hoya Corp., SP ADR	487	64,600
Kyocera Corp.	900	51,248
Murata Manufacturing Co., Ltd.	1,119	97,567
Murata Manufacturing Co., Ltd., ADR	5,048	109,542
Nidec Corp.	78	9,893
Nidec Corp., SP ADR	4,640	147,320
Silergy Corp.	4,208	327,845
		5,176,186
Energy-Alternate Sources — 0.1%
Vestas Wind Systems A/S	496	101,092
Xinyi Solar Holdings Ltd.	158,584	290,447
		391,539
Engineering & Construction — 0.1%
Cellnex Telecom SA (a)*	574	36,361
Ferrovial SA	3,085	86,150
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR	392	39,996
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	70,414
HOCHTIEF AG	774	74,485
Vinci SA, ADR	3,476	88,290
		395,696
Entertainment — 0.1%
Oriental Land Co., Ltd.	613	104,121
Paddy Power Betfair PLC	321	59,558
		163,679
Environmental Control — 0.1%
China Conch Venture Holdings, Ltd.	79,500	376,399
Food — 2.4%
a2 Milk Co., Ltd.*	3,567	36,884
BRF SA, ADR*	3,487	14,331
China Mengniu Dairy Co., Ltd.*	89,925	452,263
Chocoladefabriken Lindt & Spruengli AG	6	51,313
Cia Brasileira de Distribuicao, SP ADR	2,775	35,326
Coles Group Ltd.	4,109	53,716
Colruyt SA	628	37,470
Danone SA	1,545	99,630
Dino Polska SA (a)*	4,212	283,717
Foshan Haitian Flavouring & Food Co., Ltd., Class A	13,264	320,634
Glanbia, PLC	88,877	1,093,042
ICA Gruppen AB	691	33,454
Jardine Strategic Holdings Ltd.	1,000	23,890
JBS SA, SP ADR	690	5,982
Kerry Group, PLC, Class A	7,146	1,001,997
Koninklijke Ahold Delhaize NV	696	19,899
Koninklijke Ahold Delhaize NV, SP ADR	4,031	114,964
Marine Harvest*	1,851	37,464
Meiji Holdings Co., Ltd.	400	28,309
Nestle SA	13,992	1,567,307
Nestle SA, SP ADR	6,845	760,342
Ocado Group PLC*	2,138	62,860
Seven & i Holdings Co., Ltd., SP ADR	3,000	47,190
Seven & i Holdings Co., Ltd.	22,200	700,146
Tesco, PLC	11,883	35,767
Wilmar International Ltd.	29,000	90,274
Woolworths Group, Ltd.	2,137	57,992
X5 Retail Group NV, GDR	6,727	240,733
		7,306,896
Food Service — 0.5%
Compass Group, PLC	82,635	1,454,024
Compass Group, PLC, SP ADR	7,353	131,251
		1,585,275
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	31,615
UPM-Kymmene Corp.	1,590	52,171
		83,786
Gas — 0.1%
Beijing Enterprises Holdings, Ltd.	23,500	76,149
China Gas Holdings, Ltd.	14,200	52,165
China Resources Gas Group Ltd.	6,000	28,918
ENN Energy Holdings, Ltd.	6,000	79,153
Snam SpA	9,397	53,076
Tokyo Gas Co., Ltd.	1,000	22,409
		311,870
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	129,300	1,239,419
Sandvik AB*	3,286	74,109
Schindler Holding AG	216	57,390
Techtronic Industrials Co., Ltd.	37,360	476,936
		1,847,854
Healthcare-Products — 2.0%
Alcon, Inc.*	1,128	72,440
Alcon, Inc.*	65,868	4,206,019
Asahi Intecc Co., Ltd.	1,004	36,783
Cochlear, Ltd.*	376	60,931
Coloplast A/S, SP ADR	1,070	15,943
Coloplast A/S, Class B	327	48,885
Essilor International Cie Generale d'Opitque SA*	384	55,510
EssilorLuxottica SA, ADR*	144	10,440
Fisher & Paykel Healthcare Corp. Ltd.	1,584	39,888
Hengan International Group Co., Ltd.	7,010	48,215
Koninklijke Philips NVR-NY*	1,898	97,785
Koninklijke Philips NV*	21,194	1,092,197
Olympus Corp.	2,000	43,171
QIAGEN NV*	2,099	101,298
Siemens Healthineers AG (a)	1,037	47,669
Smith & Nephew PLC	2,242	43,304
Sysmex Corp.	300	31,408
Sysmex Corp., ADR	450	23,472
Terumo Corp.	1,362	54,045
		6,129,403
Healthcare-Services — 0.5%
Apollo Hospitals Enterprise Ltd.	18,390	579,197
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	46,644
Lonza Group AG	182	114,509
Lonza Group AG, ADR*	370	23,181
PeptiDream, Inc.*	639	32,491
Sonic Healthcare Ltd., SP ADR	3,345	80,999
Wuxi Biologics Cayman, Inc. (a)*	72,867	721,371
		1,598,392
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	10,000	72,536
Jardine Matheson Holdings, Ltd.	1,000	52,895
		125,431
Home Builders — 0.5%
Berkeley Group Holdings, PLC	683	41,748
Daiwa House Industry Co., Ltd.	730	22,309
Persimmon, PLC	1,243	43,620
Sekisui Chemical Co., Ltd.	81,500	1,404,920
Sekisui House Ltd.	4,000	71,725
		1,584,322
Home Furnishings — 0.2%
Electrolux AB, Class B	972	23,322
Panasonic Corp.	4,000	42,422
Sharp Corp.	3,000	40,111
Sony Corp., SP ADR	4,806	448,352
		554,207
Household Products/Wares — 0.2%
Henkel Ag & Co., KGaA	590	56,925
Hindustan Unilever Ltd.	13,993	402,273
Reckitt Benckiser Group, SP ADR	9,130	162,742
		621,940
Insurance — 5.0%
Admiral Group, PLC	16,942	638,155
Aegon NV	14,288	52,855
Ageas SA/NV	2,481	121,471
AIA Group, Ltd.	159,661	1,752,182
AIA Group, Ltd., SP ADR	9,630	421,794
Allianz SE, SP ADR	6,060	141,986
Aon, PLC, Class A	17,859	3,659,131
Baloise Holding AG	522	89,947
China Life Insurance Co., Ltd., ADR	4,936	55,530
CNP Assurances*	12,462	197,733
Dai-ichi Life Holdings, Inc.	6,692	105,430
Hannover Rueck SE	286	47,796
HDFC Life Insurance Co., Ltd. (a)*	48,950	424,247
Insurance Australia Group Ltd.	12,776	48,210
Lancashire Holdings, Ltd.	285,287	2,802,983
Legal & General Group PLC	36,815	121,577
Manulife Finanical Corp.	6,860	117,032
New China Life Insurance Co., Ltd.	16,800	70,579
NN Group NV	3,039	122,821
Ping An Insurance Group Co. of China, Ltd.	46,746	549,805
Ping An Insurance Group Co. of China, Ltd., ADR	8,016	188,857
Prudential PLC, SP ADR	2,925	44,980
RSA Insurance Group, PLC	8,130	72,265
Sampo, Class A, PLC	40,908	1,757,938
Sun Life Financial, Inc.	2,753	122,481
Suncorp Group, Ltd.	18,597	137,931
T&D Holdings, Inc.	5,200	60,537
Tokio Marine Holdings, Inc.	460	22,778
Topdanmark AS	25,523	1,077,432
Zurich Insurance Group AG	126	51,099
		15,077,562
Internet — 6.2%
51job, Inc., ADR*	1,093	77,056
Alibaba Group Holding, Ltd.*	14,309	470,075
Alibaba Group Holdings, Ltd., SP ADR*	20,082	5,288,796
Autohome, Inc., ADR	467	44,094
Baidu, Inc., SP ADR*	1,335	185,552
Dada Nexus Ltd., ADR*	6,925	401,304
Delivery Hero SE (a)*	2,777	337,647
iQIYI, Inc., ADR*	1,374	30,723
JD.com, Inc., Class A*	6,562	281,600
JD.com, Inc., ADR*	2,393	204,243
JOYY, Inc., ADR	721	64,219
Kakao Corp.	976	325,280
LINE Corp.*	99	5,101
LINE Corp., SP ADR*	1,409	72,747
M3, Inc.	1,300	119,628
Meituan Dianping, Class B*	10,957	409,753
Mercadolibre, Inc.*	502	779,772
Momo, Inc., SP ADR	2,185	31,420
MonotaRO Co., Ltd.	600	36,496
Naspers, Ltd.	2,957	594,466
Naver Corp.	1,033	260,066
Prosus NV*	949	102,870
SEEK Ltd.	4,272	81,102
SINA Corp. (China)*	739	32,021
Tencent Holdings, Ltd.	86,789	6,326,722
Tencent Holdings, Ltd., ADR	17,513	1,278,449
Tencent Music Entertainment Group, ADR*	19,718	330,474
Trip.com Group Ltd., ADR	897	30,130
Vipshop Holdings, Ltd. ADR*	4,069	103,922
Weibo Corp., SP ADR*	653	27,589
Wix.com Ltd.*	100	25,543
Yandex NV*	5,946	410,036
Z Holdings Corp.	6,577	41,475
		18,810,371
Investment Companies — 2.6%
Groupe Bruxelles Lambert SA	57,851	5,639,643
Kinnevik AB, Class B*	849	42,292
Melrose Industries, PLC	1,095,152	2,191,339
Wendel SA	888	100,331
		7,973,605
Iron/Steel — 0.4%
BlueScope Steel, Ltd.	6,357	79,542
Century Iron & Steel Industrial Co., Ltd.	63,068	288,842
Cia Siderurgica Nacional SA, SP ADR	41,580	180,873
Fortescue Metals Group, Ltd.	5,658	75,379
Nippon Steel & Sumitomo Metal Corp.	8,000	97,380
Posco, SP ADR	3,580	190,957
Vale SA, SP ADR	12,347	179,772
voestalpine AG	1,763	56,474
		1,149,219
Leisure Time — 0.1%
Merida Industry Co., Ltd.	25,165	220,187
Shimano, Inc.	236	55,829
		276,016
Lodging — 1.0%
Galaxy Entertainment Group, Ltd.	85,833	651,283
Huazhu Group, Ltd., ADR	8,695	432,837
InterContinental Hotels Group PLC	29,501	1,820,109
Melco Resorts & Entertainment, Ltd., ADR*	988	17,913
		2,922,142
Machinery-Construction & Mining — 0.1%
Hitachi Ltd.	901	34,196
Hitachi Ltd., ADR	1,830	138,476
Komatsu, Ltd.	4,400	107,307
Mitsubishi Electical Corp.	3,000	43,954
Siemens Energy AG*	960	28,514
		352,447
Machinery-Diversified — 1.7%
Atlas Copco AB, Class A	1,701	86,055
Atlas Copco AB, Class A, SP ADR	1,656	83,164
CNH Industrial NV*	6,623	72,156
FANUC Corp.	300	73,587
GEA Group AG	72,561	2,480,511
Keyence Corp.	922	470,094
Kone Corp., Class B	748	62,710
Kubota Corp., SP ADR	883	87,382
SMC Corp.	110	69,966
SMC Corp., ADR	2,280	72,572
Spirax-Sarco Engineering, PLC	8,535	1,257,255
Sumitomo Heavy Industries Ltd.	2,000	43,238
WEG SA	21,446	297,347
		5,156,037
Media — 1.5%
Informa, PLC*	4,850	33,973
MultiChoice Group	5,548	46,379
MultiChoice Group, Ltd., ADR	93	791
Pearson, PLC, SP ADR	15,198	130,855
Shaw Communications, Inc., Class B	9,386	163,223
Thomson Reuters Corp.	1,419	112,569
Vivendi SA, ADR	5,370	160,348
Wolters Kluwer	44,793	3,749,995
Wolters Kluwer NV, SP ADR	667	56,001
		4,454,134
Metal Fabricate/Hardware — 0.1%
Zhejiang Sanhua Intelligent Controls Co., Ltd.	110,800	393,863
Mining — 0.7%
Agnico Eagle Mines Ltd.	1,499	98,739
Antofagasta, PLC	8,790	145,150
Barrick Gold Corp.	6,196	143,375
Boliden AB	2,900	100,299
Cameco Corp.	3,460	34,669
Franco-Nevada Corp.	1,038	138,095
Kirkland Lake Gold Ltd.	749	30,694
MMC Norilsk Nickel PJSC, ADR	2,034	57,013
Newcrest Mining Ltd.	1,769	35,019
Newmont Corp.	9,434	554,908
Norsk Hydro ASA	15,202	61,557
Rio Tinto, PLC, SP ADR	1,211	78,679
South32 Ltd.	44,192	77,885
Southern Copper Corp.	3,807	226,022
Sumitomo Metal Mining Co., Ltd.	2,000	74,256
Teck Resources, Ltd., Class B	8,215	129,797
Vedanta, Ltd., ADR	19,203	125,972
Wheaton Precious Metals Corp.	2,998	117,342
		2,229,471
Miscellaneous Manufacturing — 1.0%
Airtac International Group	14,917	434,917
Orica Ltd.	5,536	65,748
Siemens AG	1,920	256,271
Smiths Group, PLC	106,737	2,050,882
Sunny Optical Technology Group Co., Ltd.	3,869	75,576
Toshiba Corp.	96	2,680
		2,886,074
Office/Business Equipment — 0.0%
Canon, Inc.	2,700	47,829
Fujifilm Holdings Corp.	1,100	59,177
		107,006
Oil & Gas — 2.8%
BP, PLC, SP ADR	1	20
Canadian Natural Resources, Ltd.	4,335	99,011
DCC, PLC	65,934	4,964,257
Eni SpA	72,951	726,429
Equinor ASA, SP ADR	3,137	48,122
Galp Energia SGPS SA	6,634	71,174
Idemitsu Kosan Co., Ltd.	1,100	22,805
Imperial Oil, Ltd.	2,792	48,441
Inpex Corp.	6,228	34,496
Lundin Petroleum AB	1,163	27,785
Neste Oyj	756	50,516
Oil Search Ltd.	31,786	83,968
OMV AG	4,843	162,168
Petroleo Brasileiro, SP ADR	10,959	104,878
Reliance Industries Ltd.	31,301	809,408
Repsol SA	7,844	75,183
Royal Dutch Shell, PLC, Class A, SP ADR	14,983	507,025
Total SA, SP ADR	7,259	305,894
Ultrapar Participacoes SA, SP ADR	7,935	29,994
Woodside Petroleum, Ltd.	7,291	118,927
		8,290,501
Oil & Gas Services — 0.0%
Dialog Group Bhd	133,607	117,433
Pharmaceuticals — 7.8%
Alfresa Holdings Corp.	194,400	3,886,370
Aspen Pharmacare Holdings Ltd., ADR	6,986	56,482
Astellas Pharma, Inc.	3,700	52,701
Astellas Pharma, Inc., ADR	190	2,718
AstraZeneca, PLC, SP ADR	5,764	305,146
Bausch Health Cos., Inc.*	3,548	65,886
Celltrion, Inc.*	118	36,299
China Feihe Ltd. (a)	74,319	177,489
Chugai Pharmaceutical Co., Ltd.	2,100	101,571
CSPC Pharmaceutical Group, Ltd.	23,040	22,396
Daiichi Sankyo Co., Ltd.	2,748	97,294
Daiichi Sankyo Co., Ltd., ADR	876	31,177
Divi's Laboratories Ltd.	12,361	596,514
Dr. Reddy's Laboratories, Ltd., ADR	3,953	259,277
Eisai Co., Ltd.	492	37,079
Glaxosmithkline, PLC	142,956	2,594,636
Glaxosmithkline, PLC, SP ADR	7,009	257,861
Kobayashi Pharmaceutical Co., Ltd.	471	56,563
Merck KGaA	587	93,732
Novartis AG	40,806	3,694,393
Novartis AG, SP ADR	27,175	2,468,305
Novo-Nordisk AS, SP ADR	6,449	432,922
Orion Corporation, Class B	672	31,609
Otsuka Holdings Co., Ltd.	1,100	44,605
Recordati SpA	41,552	2,222,424
Roche Holdings AG	5,949	1,953,932
Roche Holdings AG, SP ADR	12,760	520,863
Sanofi	32,381	3,263,961
Sanofi, ADR	4,424	222,085
Shionogi & Co., Ltd.	227	12,151
UCB SA	21	2,247
		23,600,688
Pipelines — 0.1%
Enbridge, Inc.	6,937	216,504
TC Energy Corp.	166	7,292
		223,796
Private Equity — 0.4%
3i Group, PLC	3,463	48,957
Macquarie Korea Infrastructure Fund	23,033	224,766
Macquarie Korea Infrastructure Fund*	1,528	214
Partners Group Holding AG	812	875,483
		1,149,420
Real Estate — 0.9%
Aroundtown SA	6,368	44,073
China Overseas Land & Investment, Ltd.	26,000	63,305
China Resources Land, Ltd.	5,714	24,729
China Vanke Co., Ltd.	19,900	75,583
CK Asset Holdings, Ltd.	11,000	60,108
Country Garden Holdings Co., Ltd.	31,000	40,879
Country Garden Services Holdings Co., Ltd.	74,282	415,050
Daito Trust Construction Co., Ltd.	300	29,336
Deutsche Wohnen SE	1,095	54,918
Great Eagle Holdings, Ltd.	356,662	950,777
Longfor Group Holdings, Ltd. (a)	6,500	42,476
Multiplan Empreendimentos Imobiliarios SA*	64,978	276,533
REA Group, Ltd.	633	67,385
Shanghai Industrial Urban Development Group, Ltd.	20,000	2,121
Sun Hung Kai Properties, Ltd.	8,472	112,613
Sunac China Holdings, Ltd.	19,261	73,848
Sunac Services Holdings Ltd. (a)*	620	955
Swiss Prime Site AG	543	48,923
Vonovia SE	1,595	109,065
Wharf Holdings Ltd., (The)	14,000	34,632
Wharf Real Estate Investment Co., Ltd.	14,000	65,073
		2,592,382
REITS — 0.2%
Ascendas Real Estate Investment Trust	23,000	50,791
CapitaLand Mall Trust	25,000	36,019
Daiwa House REIT Investment Corp.	12	28,809
Goodman Group	6,677	91,632
Japan Prime Realty Investment Corp.	15	43,946
Japan Retail Fund Investment Corp.	38	60,243
Nippon Prologis REIT, Inc.	15	47,012
Segro, PLC	5,434	65,747
Unibail-Rodamco-Westfield	938	66,001
United Urban Investment Corp.	51	57,444
		547,644
Retail — 2.7%
ABC-Mart, Inc.	500	26,031
Aeon Co., Ltd.	676	20,082
Alibaba Health Information Technology, Ltd.*	108,082	317,559
ANTA Sports Products, Ltd.	5,561	75,463
Astra International Tbk PT, SP ADR	3,615	26,227
Cie Financiere Richemont SA, ADR	12,160	100,685
Dufry AG*	2,857	160,120
Fast Retailing Co., Ltd.	147	120,446
Hennes & Mauritz AB, Class B	2,490	53,026
Industria de Diseno Textil SA, ADR	7,152	119,581
Li Ning Co., Ltd.	100,768	544,446
Moncler SpA*	774	38,168
Next, PLC	352	30,407
Nitori Holdings Co., Ltd.	353	75,054
Pan Pacific International Holdings Corp.	2,000	47,189
Raia Drogasil SA	64,359	313,061
Restaurant Brands International, Inc.	3,260	185,690
Shimamura Co., Ltd.	300	30,910
Sundrug Co., Ltd.	13,600	570,120
Swatch Group AG, (The)	9,378	2,309,697
TITAN COMPANY, Ltd.	11,580	211,236
Tsuruha Holdings	18,100	2,654,285
Wal-Mart de Mexico SAB de CV, SP ADR	1,129	29,839
Yum China Holdings, Inc.	1,728	97,425
Zhongsheng Group Holdings Ltd.	7,000	52,631
		8,209,378
Semiconductors — 7.4%
Advanced Micro Devices, Inc.*	10,110	936,793
ASE Technology Holding Co., Ltd. ADR	6,033	32,096
ASML Holding NV	771	334,986
ASML Holding NV, ADR	1,129	494,197
Infineon Technologies AG	16,944	597,799
Mediatek, Inc.	30,962	764,605
Micron Technology, Inc.*	6,162	394,923
NVIDIA Corp.	1,058	567,151
Rohm Co., Ltd.	40	3,326
Samsung Electronic Co., Ltd.	79,941	4,818,904
Samsung Electronic Co., Ltd., GDR	3,102	4,699,189
SK Hynix, Inc.	917	80,805
SUMCO Corp.	34	688
Taiwan Semiconductor Manufacturing Co., Ltd.	169,000	2,876,689
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	53,464	5,187,077
Tokyo Electron, Ltd.	400	135,942
Tokyo Electron, Ltd., ADR	1,048	88,766
United Microelectronics Corp., SP ADR	36,418	259,660
		22,273,596
Software — 2.1%
Bilibili, Inc., SP ADR*	785	49,345
BlackBerry Ltd.*	10,732	62,997
Dassault Systemes SE, SP ADR	490	90,630
Dassault Systemes SE	475	87,727
Hundsun Technologies, Inc., Class A	9,300	124,820
NetEase, Inc., ADR	13,930	1,258,854
Nexon Co., Ltd.	20,300	612,244
Open Text Corp.	2,121	93,685
Playtech, PLC*	286,011	1,459,933
SAP SE, SP ADR	2,021	244,864
Sea, Ltd., ADR*	3,044	549,046
SimCorp A/S	9,149	1,200,173
Unity Software, Inc.*	3,433	521,747
		6,356,065
Telecommunications — 3.2%
America Movil SAB de CV, Class L, SP ADR	7,257	108,057
BCE, Inc.	5,954	258,165
Belgacom SA	48,548	1,013,561
Chunghwa Telecom Co., Ltd., SP ADR	10,212	388,873
Deutsche Telekom AG, SP ADR	5,690	102,761
Elisa OYJ	619	33,214
GDS Holdings Ltd., ADR*	373	33,581
Hikari Tsushin, Inc.	200	48,006
KDDI Corp.	57,948	1,648,990
Millicom International Cellular SA, SDR	116	4,614
MTN Group, Ltd.	23,254	99,860
NICE Ltd., SP ADR	288	70,191
Nippon Telegraph & Telephone Corp.	2,100	49,666
Nippon Telegraph & Telephone Corp. ADR	984	23,262
Nokia OYJ, SP ADR	12,708	51,213
NTT DOCOMO, Inc., SP ADR	2,092	77,341
NTT DOCOMO, Inc.	2,753	102,388
Orange SA	5,001	63,303
PLDT, Inc., SP ADR	2,630	72,483
Samsung SDI Co., Ltd.	561	270,849
SK Telecom Ltd., SP ADR	6,177	145,221
SoftBank Corp.	7,979	98,308
Softbank Group Corp., ADR	7,968	273,781
Swisscom AG	80	42,335
Tele2 AB, Class B	1,551	20,039
Telefonaktiebolaget LM Ericsson, Class B	359,167	4,409,032
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	30,539
Telefonica SA	9,365	40,911
Telenor ASA, ADR	3,481	59,108
Turkcell Iletisim Hizmetleri AS, ADR	6,168	30,100
Xiaomi Corp., ADR*	4,033	69,085
		9,738,837
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	72,807
Nintendo Co., Ltd.	200	113,476
Nintendo, Ltd., ADR	1,152	81,734
		268,017
Transportation — 0.4%
Aurizon Holdings Ltd.	22,111	68,879
Canadian National Railway Co.	3,433	367,503
Canadian Pacific Railway, Ltd.	211	67,910
Central Japan Railway Co.	218	27,706
Deutsche Post AG, SP ADR	3,012	145,721
DSV PANALPINA A S, ADR	826	64,948
East Japan Railway Co.	900	55,663
Keio Corp.	1,000	70,922
Kyushu Railway Co.	1,100	23,130
Mitsui OSK Lines Ltd.	3,000	78,011
Nagoya Railroad Co., Ltd.	1,000	27,506
Odakyu Electric Railway Co., Ltd.	2,000	60,543
Poste Italiane SpA (a)	3,442	35,368
SG Holdings Co., Ltd.	2,446	73,185
Tokyu Corp.	4,000	48,445
West Japan Railway Co.	475	21,632
ZTO Express Cayman, Inc., ADR	3,209	90,622
		1,327,694
Water — 0.8%
Severn Trent, PLC	1,160	36,660
United Utilities Group, PLC	204,071	2,430,735
		2,467,395
TOTAL COMMON STOCKS
(Cost $228,755,583)		278,215,081
PREFERRED STOCKS - 0.9%
Airlines — 0.1%
Azul SA*	32,963	234,175
Auto Manufacturers — 0.0%
Porsche Auto SE, 4.029%	851	54,049
Banks — 0.1%
Banco Bradesco SA, ADR, 3.863%	36,819	167,158
Bancolombia SA, SP ADR, 4.930%	1,414	43,057
		210,215
Chemicals — 0.3%
Fuchs Petrolub SE, 2.044%	17,783	1,010,773
Cosmetics/Personal Care — 0.3%
LG Household & Health Care, Ltd., 1.589%	1,482	929,865
Electric — 0.0%
Cia Paranaense de Energia, SP ADR, 3.441%*	3,320	42,430
Electronics — 0.0%
Sartorius AG, 0.099%	88	40,124
Semiconductors — 0.1%
Samsung Electronic Co., Ltd., 2.319%	3,734	206,010
TOTAL PREFERRED STOCKS
(Cost $2,358,048)		2,727,641
EXCHANGE TRADED FUNDS - 0.1%
Diversified Financial Services — 0.1%
Ishares MSCI India ETF	10,140	369,907
TOTAL EXCHANGE TRADED FUNDS
(Cost $331,886)		369,907
SHORT-TERM INVESTMENTS - 6.6%
U.S. Bank Money Market Deposit Account, 0.03%(b)	19,918,080	19,918,080
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,918,080)		19,918,080
TOTAL INVESTMENTS - 99.7%
(Cost $251,363,598)		301,230,709
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		966,543
NET ASSETS - 100.0%		$302,197,252

*	Non-income producing security.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
As of November 30, 2020, total market value of Rule 144A securities is $5,865,218 and represents 1.90% of net assets.

(b)	The rate shown is as of November 30, 2020.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Special Drawing Right
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

AQUARIUS INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$278,215,081	$65,552,022	$212,663,059	$–
Exchange-Traded Funds	369,907	369,907	–	–
Preferred Stocks	2,727,641	486,820	2,240,821	–
Short-Term Investments	19,918,080	19,918,080	–	–
Total Investments*	$301,230,709	$86,326,829	$214,903,880	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.